Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A Ordinary Shares [Member] CNY (¥) shares	Class A Ordinary Shares [Member] USD ($) shares	Ordinary shares, Class A ordinary shares and Class B ordinary shares CNY (¥) shares	Ordinary shares, Class A ordinary shares and Class B ordinary shares USD ($) shares	Ordinary shares, Class A ordinary shares and Class B ordinary shares Class A Ordinary Shares [Member] CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital Class A Ordinary Shares [Member] CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)
Balance as of January 1, 2013 at Dec. 31, 2012	¥ 1,557,975				¥ 6,867			¥ 1,128,314			¥ 583		¥ 422,211
Beginning balance, Shares at Dec. 31, 2012 | shares					100,000,000	100,000,000
Net income	456,162		¥ 142,053										456,162
Other comprehensive income:
Foreign currency translation adjustments	1,403										1,403
Payments of dividends	(220,925)												(220,925)
Issuance of Class A ordinary shares upon completion of follow-on offering of ADSs in November, 2014, net of offering costs (Note 15)			¥ 849,491				¥ 547			¥ 848,944
Repurchase and retirement of treasury stock, Amount	(457,350)				¥ (265)			(53,853)					(403,232)
Issuance of Class A ordinary shares, net of offering costs, Shares | shares							8,993,000
Repurchase and retirement of treasury stock, Shares | shares					(3,856,564)	(3,856,564)
Share-based compensation	25,608							25,608
Ending balance, Amount at Dec. 31, 2013	2,212,364				¥ 7,149			1,949,013			1,986		254,216
Ending balance, Shares at Dec. 31, 2013 | shares			36,347,496	36,347,496	105,136,436	105,136,436
Net income	748,680		¥ 270,988										748,680
Other comprehensive income:
Foreign currency translation adjustments	3,946										3,946
Issuance of Class A ordinary shares upon completion of follow-on offering of ADSs in November, 2014, net of offering costs (Note 15)			603,980				¥ 149			¥ 603,831
Issuance of Class A ordinary shares, net of offering costs, Shares | shares							2,424,801
Exercise and vesting of share-based awards	39,787				¥ 186			39,601
Exercise and vesting of share-based awards, Shares | shares					3,040,926	3,040,926
Share-based compensation	56,666							56,666
Ending balance, Amount at Dec. 31, 2014	3,665,423				¥ 7,484			2,649,111			5,932		1,002,896
Ending balance, Shares at Dec. 31, 2014 | shares					110,602,163	110,602,163
Net income	990,649	$ 152,931	¥ 444,916	$ 68,684									990,649
Other comprehensive income:
Foreign currency translation adjustments	56,821	8,772									56,821
Exercise and vesting of share-based awards	30,198				¥ 151			30,047
Exercise and vesting of share-based awards, Shares | shares					2,452,407	2,452,407
Share-based compensation	107,945							107,945
Ending balance, Amount at Dec. 31, 2015	¥ 4,851,036	$ 748,871			¥ 7,635	$ 1,179		¥ 2,787,103	$ 430,255		¥ 62,753	$ 9,687	¥ 1,993,545	$ 307,750
Ending balance, Shares at Dec. 31, 2015 | shares			51,230,242	51,230,242	113,054,570	113,054,570